Services [Member] Average Annual Total Returns - Service	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.98%	4.74%	6.15%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	2.21%	3.67%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	2.50%	3.64%